STOCK OPTION PLANS AND AGREEMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stock Option Plans and Agreements
Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions
Risk-free interest rate	1.26%-3.35%
Expected dividend yield	0%
Expected stock price volatility	110%-130%
Expected life of options (years)	2.75

	2021	2020
Risk free interest rate	0.16% to 0.64%	0.17% to 1.40%
Expected dividend yield	0%	0%
Expected stock price volatility	100% to 140%	100%
Expected life of options	1.25 to 5.25 years	1.75 to 3.01 years

Schedule Of Share-based Compensation, Stock Options, Activity
	Number of	Weighted	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Term	Value
Outstanding at December 31, 2021	143,401	$5.85
Granted	1,267	9.75
Expired	(4,634)	3.30
Outstanding at June 30, 2022	140,034	$5.92	2.9 years	$870,900

At June 30, 2022- vested or
expected to vest	133,234	$5.33	2.9 years	$870,900
Exercisable	133,234	$5.33	2.9 years	$870,900

	Number of Options Outstanding	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	145,474	$3.90
Granted	25,067	$6.15
Expired	(4,466)	$10.95
Forfeited	(333)	$3.75
Outstanding at December 31, 2020	165,742	$3.98
Granted	23,420	$15.98
Exercised	(31,854)	$2.78
Expired	(600)	$7.13
Forfeited	(13,307)	$7.20
Outstanding at December 31, 2021	143,401	$5.85	3.4 years	$544,100

Vested or expected to vest at December 31, 2021	133,400	$4.95	3.3 years	$544,100

Exercisable at December 31, 2021	133,067	$4.88	3.3 years	$544,100